SIGNIFICANT ACCOUNTING POLICIES 4 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Accounting Policies [Abstract]
2020	¥ 184,225	$ 26,462
2021	155,028	22,268
2022	133,965	19,243
2023	97,654	14,027
2024	48,468	6,962
Thereafter	85,290	12,251
Total lease payments	704,630	101,213
Less: Interest	82,415	11,839
Present value of lease liabilities	¥ 622,215	$ 89,374	¥ 610,500